MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liability	$ 122	$ 0
Marketable securities, available-for-sale		3,808
Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant liability	0
Marketable securities, available-for-sale		0
Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant liability	0
Marketable securities, available-for-sale		3,808
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$ 122
Marketable securities, available-for-sale		$ 0